Exploration and Evaluation Assets (Tables)	12 Months Ended
Apr. 30, 2022
Disclosure Of Exploration And Expenditure Assets [Line Items]
Disclosure of exploration and evaluation assets [Table Text Block]
	April 30,	April 30,
	2022	2021
Northbase Resources Inc. - Blueberry Property (a)	$-	$1,457,886
Canam Alpine Ventures Ltd. - Panuco-Copala property (b)	118,789,742	17,030,382
Vizsla Copper Corp. - Carruthers Pass property (c)	-	20,000
	$118,789,742	$18,508,268

Blueberry Property [Member] | Northbase Resources Inc [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Disclosure of cost related to the properties [Table Text Block]
	Balance	Additions	Balance	Additions	Transfer to	Balance
	April 30, 2020		April 30, 2021		Vizsla Copper	April 30, 2022
Acquisition costs
Shares	$1,357,467	$-	$1,357,467	-	$(1,357,467)	$-
	1,357,467	-	1,357,467	-	(1,357,467)	-

Exploration costs
Analysis	15,365	-	15,365	-	(15,365)	-
Equipment	13,800	-	13,800	-	(13,800)	-
Geophysical consulting	45,499	-	45,499	-	(45,499)	-
Project management	6,130	-	6,130	-	(6,130)	-
Travel, supplies and field expenses	19,625	-	19,625	-	(19,625)	-
Subtotal	100,419	-	100,419	-	(100,419)	-

Balance	$1,457,886	$-	1,457,886	-	$(1,457,886)	$-

Panuco Copala Property [Member] | Canam Alpine Ventures Ltd [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Disclosure of cost related to the properties [Table Text Block]
	Balance April 30, 2020	Additions	Balance April 30, 2021	Additions	Balance April 30, 2022
Acquisition costs
Cash	$45,000	$967,761	$1,012,761	$18,731,540	$19,744,301
Contingent consideration	308,595	-	308,595	(308,595)	$-
Effective settlement of loans receivables	1,064,647	-	1,064,647	125,377	1,190,024
Shares	1,896,987	-	1,896,987	56,250,001	58,146,988
Transaction cost	125,190	-	125,190	(125,190)	-
Subtotal	$3,440,419	$967,761	$4,408,180	$74,673,133	$79,081,313

	Balance April 30, 2020	Additions	Balance April 30, 2021	Additions	Balance April 30, 2022
Exploration costs
Analysis	$162,056	$1,204,518	$1,366,574	$3,800,021	$5,166,595
Depreciation	-	3,563	3,563	20,388	23,951
Drilling	368,376	5,603,046	5,971,422	14,964,594	20,936,018
Ejido Rights	-	80,901	80,901	340,342	421,243
Engineering consulting	-	-	-	671,537	671,537
Equipment	69,283	312,982	382,265	924,121	1,306,386
Field Cost	357,157	1,734,955	2,092,112	2,250,098	4,342,210
Geological Consulting	553,226	1,088,130	1,641,356	2,561,712	4,203,068
Maintenance	174,717	140,718	315,435	81,504	396,939
Rent of land	-	86,099	86,099	153,596	239,695
Travel and miscellaneous	64,595	710,156	774,751	1,600,910	2,375,661
Subtotal	$1,749,410	$10,965,068	$12,714,478	$27,368,823	$40,083,303

	$5,189,829	$11,932,829	$17,122,658	$102,041,956	$119,164,616

Effect of change in exchange rate		$(92,276)	(92,276)	$(282,596)	$(374,874)

Total		$11,840,553	$17,030,382	$101,759,360	$118,789,742

Carruthers Pass Property [Member] | Vizsla Copper Corp [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Disclosure of the terms of exercising option [Table Text Block]
Milestone	Work Commitment	Option Payment	Share Issuance
On signing (paid)	$-	$20,000	$-
12-month anniversary of signing	100,000	20,000	10,000
24-month anniversary of signing	300,000	40,000	35,000
36-month anniversary of signing	600,000	75,000	40,000
48-month anniversary of signing	1,000,000	110,000	75,000
60-month anniversary of signing	1,000,000	135,000	90,000
Total	$3,000,000	$400,000	$250,000

Disclosure of cost related to the properties [Table Text Block]
	Balance April 30, 2021	Additions	Transfer to Vizsla Copper	Balance April 30, 2022

Acquisition costs
Cash	$20,000	-	$(20,000)	$-

Exploration costs
Geophysical consulting	-	16,710	(16,710)	-

Balance	$20,000	16,710	$(36,710)	-